Capital Management (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Regulatory Capital and Capital Ratios

The Bank’s regulatory capital ratios were as follows:

	2018(3)	2017
As at October 31 ($ millions)	All-in	All-in	Transitional
Capital
Common Equity Tier 1 Capital	$44,443	$43,352	$46,051
Net Tier 1 Capital	50,187	49,473	50,623
Total regulatory capital	57,364	56,113	57,222
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets(1)(2)	$400,507	$376,379	$387,292
Tier 1 risk-weighted assets(1)(2)	400,680	376,379	387,292
Total risk-weighted assets(1)(2)	400,853	376,379	387,292
Leverage exposures	1,119,099	1,052,891	1,053,928
Capital ratios
Common Equity Tier 1 Capital ratio	11.1%	11.5%	11.9%
Tier 1 capital ratio	12.5%	13.1%	13.1%
Total capital ratio	14.3%	14.9%	14.8%
Leverage ratio	4.5%	4.7%	4.8%
(1)

In accordance with OSFI’s requirements, scalars for CVA risk-weighted assets of 0.80, 0.83 and 0.86 (0.72, 0.77 and 0.81 in 2017) were used to compute the CET1 capital ratio, Tier 1 capital ratio and Total capital ratio, respectively.

(2)

Since the introduction of Basel II in 2008, OSFI has prescribed a minimum capital floor for institutions that use the advanced internal ratings-based approach for credit risk. The Basel I capital floor add-on is determined by comparing a capital requirement calculated by reference to Basel I against the Basel III calculation, as specified by OSFI. A shortfall in the Basel III capital requirement as compared with the Basel I floor is added to RWA. OSFI replaced the Basel I regulatory capital floor with a capital floor based on the Basel II standardized approach for credit risk, effective April 30, 2018. Revised capital floor requirements also include risk-weighted assets for market risk and CVA. Under this new Basel II regulatory capital floor requirement, the Bank does not have a capital floor add-on as at October 31, 2018 (as at October 31, 2017 – Basel I floor add-on: CET1 $12.8 billion, Tier 1 $12.6 billion, and Total Capital $12.4 billion).

(3)	The Transitional approach is no longer applicable effective Fiscal 2018.